Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 156,204		$ 156,204		$ 95,541
Derivative liabilities	151,541		151,541		91,439
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	156,204		156,204		95,541
Derivative liabilities	151,541		151,541		$ 91,439
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	1	$ 8	44	$ 11
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	551	378	551	378
Derivative liabilities	$ 1,598	$ 1,318	$ 1,598	$ 1,318